Organization and principal activities (Details) - Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries - Variable Interest Entity, Primary Beneficiary [Member] - CNY (¥)
¥ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 25,616	¥ 56,850
Restricted cash		19,466	38,811
Short-term investments			2,000
Accounts receivable, net		307,259	466,269
Prepayments and other current assets, net		113,290	188,144
Inventories		12,503	11,157
Total current assets		1,027,340	1,363,788
Property, equipment and software, net		1,676	3,036
Equity method investments, net		145,696	204,850
Long-term equity investment, net		3,000	6,000
Right-of-use assets		183	2,032
Other non-current assets		2,553
Total non-current assets		153,108	215,918
Total assets		1,180,448	1,579,706
Short-term bank borrowings			72,500
Accounts payable		373,278	638,295
Customers’ refundable fees		30,657	30,747
Current instalments of long-term loans from a related party	[1]	1,147,000
Accrued expenses and other payables		80,109	145,088
Income tax payables		1,590	2,468
Lease liabilities-current		111	1,096
Total current liabilities		1,741,738	1,073,270
Income tax payables		28,243	27,429
Lease liabilities		29	791
Total non-current liabilities		233,272	1,380,220
Total liabilities		1,975,010	2,453,490
Total revenue		265,658	239,879	¥ 905,284
Net (loss) income		79,252	(43,722)	(1,031,939)
Net cash used in operating activities		(22,647)	(77,162)	(20,162)
Net cash (used in) provided by investing activities		44,568	(8,355)	(43,725)
Net cash used in financing activities		(72,500)	(70,695)	(167,363)
Net decrease in cash, cash equivalents and restricted cash		(50,579)	(156,212)	(231,250)
Cash, cash equivalents and restricted cash at the beginning of the year		95,661	251,873	483,123
Cash, cash equivalents and restricted cash at the end of the year		45,082	95,661	¥ 251,873
Related Party [Member]
Variable Interest Entity [Line Items]
Amount due from related parties	[2]	549,206	600,557
Amounts due to related parties	[2]	108,993	183,076
Long-term loans from a related party excluding current instalments**	[1]	¥ 205,000	¥ 1,352,000

[1]	Long-term loans from a related party represents entrusted loans with original 3-year term at annual interest rate of 0.2-0.5% (2022: 0.2-0.5%) from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.
[2]	Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.